UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

j.p. morgan acceptance corporation ii

Check the appropriate box to indicate the filing obligation which this form is intended to satisfy:

☐	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period______________ to _________________

Date of Report (Date of earliest event reported) __________________

Commission File Number of securitizer: __________________

Central Index Key Number of securitizer:__________________

Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(l) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☐

☒	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor: 0001142786

J.P. Morgan Mortgage Trust 2026-7

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ________________

Central Index Key Number of underwriter (if applicable): ________________

Amie Davis, (212) 623-7441

Name and telephone number, including area code, of the person to contact in connection with this filing

PART I: REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.02	Periodic Filing of Rule l5Ga-1 Representations and Warranties Disclosure

Not Applicable

Item 1.03	Notice of Termination of Duty to File Reports under Rule l5Ga-1

Not Applicable

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01 Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

The disclosures required by Rule 15Ga-2 (17 CFR 240.15Ga-2) are attached as Exhibits to this Form ABS-15G. Please see the Exhibit Index for the related information.

EXHIBIT INDEX

99.1	AMC Diligence, LLC (“AMC”) Form ABS Due Diligence-15E
99.2	AMC Data Compare
99.3	AMC Exception Report
99.4	AMC Rating Agency Grades
99.5	AMC Valuation Summary
99.6	Clarifii LLC (“Clarifii”) Executive Summary
99.7	Clarifii Data Compare Report
99.8	Clarifii Rating Agency Grades Detail Report
99.9	Clarifii Rating Agency Grades Summary Report
99.10	Clarifii Valuation Report
99.11	Consolidated Analytics, Inc. (“Consolidated Analytics”) Due Diligence Narrative
99.12	Consolidated Analytics Data Compare
99.13	Consolidated Analytics Exception Report
99.14	Consolidated Analytics Rating Agency Grades
99.15	Consolidated Analytics Valuation Summary
99.16	Inglet Blair, LLC (“Inglet Blair”) Due Diligence Narrative
99.17	Inglet Blair Data Compare
99.18	Inglet Blair Exception Report
99.19	Inglet Blair Rating Agency Grades
99.20	Inglet Blair Valuation Summary
99.21	Wipro Opus Risk Solutions, LLC (“Opus”) Due Diligence Narrative
99.22	Opus Data Compare
99.23	Opus Exception Report
99.24	Opus Rating Agency Grades
99.25	Opus Valuation Summary

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

j.p. morgan acceptance corporation ii
(Depositor)

Date: August 4, 2026	/s/ Michael Brown
Name:	Michael Brown
Title:	Chief Executive Officer (Senior Officer in charge of securitization)